Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [line items]
Schedule of debt instruments
	Millions of euros
	2017	2016	2015

Classification:
Financial assets held for trading	36,351	48,922	43,964
Financial assets designated at fair value through profit or loss	3,485	3,398	3,717
Financial assets available-for-sale (*)	128,481	111,287	117,187
Loans and receivables	17,543	13,237	10,907
Held-to-maturity investments	13,491	14,468	4,355
	199,351	191,312	180,130
Type:
Spanish government debt securities (*)	59,186	45,696	45,787
Foreign government debt securities	99,424	103,070	88,346
Issued by financial institutions	12,155	16,874	18,843
Other fixed-income securities	28,299	25,397	27,227
Impaired financial assets	1,017	773	218
Impairment losses	(730)	(498)	(291)
	199,351	191,312	180,130
Currency:
Euro (*)	93,250	73,791	81,196
Pound sterling	16,203	16,106	10,551
U.S. dollar	25,191	31,401	27,011
Other currencies	65,437	70,512	61,663
Total Gross	200,081	191,810	180,422
Impairment losses	(730)	(498)	(291)
	199,351	191,312	180,130

(*)   During 2017 the increase produced mainly due to Banco Popular acquisition.

Schedule of debt instruments by origin of issuer

	Millions of euros
	2017				2016				2015
	Private	Public			Private	Public			Private	Public
	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%

Spain	5,272	59,186	64,458	32.33%	6,153	45,696	51,849	27.10%	7,387	45,787	53,174	29.52%
United Kingdom	4,339	10,717	15,056	7.55%	3,531	11,910	15,441	8.07%	3,746	6,456	10,202	5.66%
Portugal	3,972	7,892	11,864	5.95%	4,068	7,689	11,757	6.15%	3,889	9,975	13,864	7.70%
Italy	1,287	7,171	8,458	4.24%	1,035	3,547	4,582	2.40%	1,312	4,423	5,735	3.18%
Ireland	3,147	2	3,149	1.58%	518	—	518	0.27%	342	—	342	0.19%
Poland	772	6,619	7,391	3.71%	707	6,265	6,972	3.64%	802	5,470	6,272	3.48%
Other European countries	7,195	1,733	8,928	4.48%	7,203	1,736	8,939	4.67%	7,912	3,133	11,045	6.13%
United States	7,986	11,670	19,656	9.86%	10,559	13,058	23,617	12.34%	11,919	9,753	21,672	12.03%
Brazil	4,729	34,940	39,669	19.90%	5,364	39,770	45,134	23.59%	5,405	25,588	30,993	17.21%
Mexico	461	9,478	9,939	4.99%	587	10,628	11,215	5.86%	723	15,296	16,019	8.89%
Chile	62	4,071	4,133	2.07%	1,315	3,643	4,958	2.59%	1,027	2,032	3,059	1.70%
Other American countries	755	913	1,668	0.84%	782	1,262	2,044	1.07%	762	1,611	2,373	1.32%
Rest of the world	764	4,218	4,982	2.50%	724	3,562	4,286	2.24%	771	4,609	5,380	2.99%
	40,741	158,610	199,351	100%	42,546	148,766	191,312	100%	45,997	134,133	180,130	100%

Schedule of debt instruments by issuer rating

	Millions of euros
	2017				2016				2015
	Private	Public			Private	Public			Private	Public
	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%	fixed-income	fixed-income	Total	%

AAA	16,239	924	17,163	8.61%	18,916	1,008	19,924	10.41%	16,975	9,164	26,139	14.51%
AA	2,714	23,522	26,236	13.16%	1,632	29,639	31,271	16.35%	3,452	13,168	16,620	9.23%
A	4,373	8,037	12,410	6.23%	2,928	3,285	6,213	3.25%	7,379	9,120	16,499	9.16%
BBB	6,449	91,012	97,461	48.89%	7,579	66,955	74,534	38.96%	8,011	65,707	73,718	40.92%
Below BBB	2,393	35,109	37,502	18.81%	4,751	47,872	52,623	27.51%	2,575	35,573	38,148	21.18%
Unrated	8,573	6	8,579	4.30%	6,740	7	6,747	3.53%	7,605	1,401	9,006	5.00%
	40,741	158,610	199,351	100%	42,546	148,766	191,312	100%	45,997	134,133	180,130	100%

Schedule of changes in impairment losses on debt instruments

	Millions of euros
	2017	2016	2015

Balance at beginning of year	498	291	144
Net impairment losses for the year (*)	348	380	211
Of which:
Impairment losses charged to income	386	423	223
Impairment losses reversed with a credit to income	(38)	(43)	(12)
Exchange differences and other items	(116)	(172)	(64)
Balance at end of year	730	498	291
Of which:
By geographical location of risk:
European Union	30	40	34
Latin America	700	458	257

(*) Of which:
Loans and advances	348	405	92
Financial assets available for sale	—	(25)	119

Schedule of debt instruments pledged as security for certain commitments, by maturity

	Millions of euros
	2017
							More
							than 12
	1 day	1 week	1 month	3 months	6 months	1 year	months	Total
Government debt securities	3,076	42,213	18,624	9,614	5,895	1,222	1,157	81,801
Other debt instruments	810	853	529	689	257	804	4,039	7,981
Total	3,886	43,066	19,153	10,303	6,152	2,026	5,196	89,782

Private fixed income
Disclosure of financial assets [line items]
Schedule of debt instruments

	Millions of euros
	2017	2016	2015

Securitized mortgage bonds	2,458	1,584	2,110
Other asset-backed bonds	5,992	2,803	3,073
Floating rate debt	13,756	11,818	16,633
Fixed rate debt	18,535	26,341	24,181
Total	40,741	42,546	45,997